EMPLOYEE BENEFIT OBLIGATIONS (Net Defined Benefit Liability (Asset)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Changes in net defined benefit liability (asset) [abstract]
Obligation, end of fiscal year	$ 47,799
Statutory severance and pre-notice obligations:
Changes in net defined benefit liability (asset) [abstract]
Obligation, beginning of fiscal year	32,400	$ 31,003
Additions through business acquisitions	21,837	0
Service cost	16,691	14,972
Interest cost (income)	7,977	7,823
Actuarial loss (gain)	7,677	817
Foreign exchange gain	(2,758)	(2,597)
Benefits paid	(20,970)	(19,618)
Obligation, end of fiscal year	62,854	32,400
Defined benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Obligation, beginning of fiscal year	0
Additions through business acquisitions	823,640
Service cost	41
Interest cost (income)	3,078
Actuarial loss (gain)	(11,774)
Foreign exchange gain	235
Other	169
Benefits paid	(5,239)
Obligation, end of fiscal year	810,150	0
Fair Value of plan assets
Changes in net defined benefit liability (asset) [abstract]
Obligation, beginning of fiscal year	0
Additions through business acquisitions	770,473
Interest cost (income)	2,893
Employer contributions	183
Actuarial loss (gain)	(6,181)
Foreign exchange gain	292
Other	(170)
Benefits paid	(5,139)
Obligation, end of fiscal year	$ 762,351	$ 0